INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income (Loss) Before Income Taxes by Geographic Location

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2025	2024	2023
Taiwan operations	$(1,443)	$(1,657)	$(1,726)
Non-Taiwan operations	(111)	(639)	(1,673)
	$(1,554)	$(2,296)	$(3,399)

Components of Income Tax Benefit Expense by Taxing Jurisdiction

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2025	2024	2023
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Income Taxes Paid (Net of Refunds)	Income taxes paid (net of refunds) for the years ended December 31, 2025, 2024 and 2023 were as follows:

( in US$ thousands )	2025	2024	2023

Taiwan:	$4	$—	$—
Non-Taiwan:	—	—	—
	$4	$—	$—

Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate	The following table presents the required disclosure pursuant to ASU 2023-09 and reconciles Taiwan statutory tax amount and rate to our Company’s actual global effective amount and rate for the year ended December 31, 2025:

	2025
Taiwan statutory rate	$(311)	20.00%
Taiwan statutory rate on retained earnings	(58)	3.71%
Foreign tax differential
Tax rate differential
British Virgin Islands	(93)	6.01%
Hong Kong	31	(1.98)%
Others	(7)	0.47%
Loss carryforwards in Hong Kong subsidiaries	(1,481)	95.30%
Net operating loss carryforwards not utilized due to dissolution of a Hong Kong subsidiary	1,615	(103.92)%
Nontaxable items	(53)	3.43%
Others	11	(0.73)%
Effect of changes in tax laws or rates enacted in the current period	—	—
Effect of cross-border tax laws	—	—
Tax credits	—	—
Change in deferred tax valuation allowance
Loss carryforwards in Taiwan subsidiaries	(656)	42.20%
Net operating loss carryforwards not utilized due to dissolution of a Taiwan subsidiary	679	(43.68)%
Others	(4)	0.26%
Exchange difference	(317)	20.41%
Nontaxable or nondeductible items	1	(0.09)%
Changes in unrecognized tax benefits
Expiration of loss carryforwards in a Taiwan subsidiary	642	(41.30)%
Changes related to tax positions taken in prior years for all jurisdictions	1	(0.09)%
Income Taxes	$—	—

The following table presents the required reconciliation prior to our adoption of ASU 2023-09 of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, for the years ended December 31, 2024 and 2023:

	2024	2023
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%
Foreign tax differential	(82.00)%	0.75%
Expiration of net operating loss carryforwards	(51.15)%	(27.71)%
Other non-deductible expenses	46.42%	(12.84)%
Change in deferred tax assets and valuation allowance	62.70%	15.79%
Other	0.03%	0.01%
Effective rate	—	—

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in US$ thousands)	2025	2024	2023
Balance at beginning of year	$9,116	$11,064	$11,880
Subsequent reversal and utilization of valuation allowance	(2)	(663)	(263)
Changes to valuation allowance	485	396	405
Expirations	(2,935)	(1,175)	(942)
Exchange differences	310	(506)	(16)
Balance at end of year	$6,974	$9,116	$11,064

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2025, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Taiwan	$25,475	2026~2035
Hong Kong	6,664	indefinite
	$32,139

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2025	2024
Net operating loss carryforwards	$6,596	$8,732
Share-based compensation	274	273
Investments	128	123
Lease right-of-use assets	1	4
Other	(25)	(16)
	6,974	9,116
Less: valuation allowance	(6,974)	(9,116)
Deferred tax assets - net	$—	$—